Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenue:
Royalty revenue	$ 5,700	$ 9,100
Non-cash royalty revenue related to the sale of future royalties	3,200	200
Total revenue	8,900	9,300
Operating expense:
Research and development	28,300	26,300
General and administrative	8,000	8,000
Foreign exchange (gain) loss, net	100	200
Total operating expense	36,400	34,500
Loss from operations	(27,500)	(25,200)
Other (expense) income:
Non-cash interest expense on liability related to sale of future royalties	(1,800)	(300)
Other income	200	100
Total other (expense) income	(1,600)	(200)
Loss before tax	(29,100)	(25,400)
Income tax expense	(300)
Net loss	$ (29,400)	$ (25,400)
Basic and diluted net loss per share (in dollars per share)	$ (0.76)	$ (0.66)
Basic and diluted weighted-average shares outstanding (in shares)	38,644,395	38,635,452
Comprehensive loss:
Net loss	$ (29,400)	$ (25,400)
Change in fair value of available for sale investments		100
Total comprehensive loss	$ (29,400)	$ (25,300)